Statutory Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Information
Dividend declared and paid	$ 101,000	$ 115,800	$ 32,000
Kansas Department of Commerce
Statutory Information
Statutory net income	85,356	95,272	69,147
Statutory capital and surplus	436,457	459,009	479,767
Dividend declared and paid	101,000	115,800
Ordinary dividend declared and paid	29,860	79,941	32,000
Extraordinary dividends paid	71,140	35,859	0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
TAC of the Company subject to RBC Requirements	473,043
Corresponding Authorized Control	78,250
Kansas Department of Commerce | Minimum
Statutory Information
RBC Ratio under Company Action Level (as a percent)	100.00%
Kansas Department of Commerce | Maximum
Statutory Information
RBC Ratio under Authorized Control Level (as a percent)	100.00%
RBC Ratio under Company Action Level (as a percent)	200.00%
Kansas Department of Commerce | Maximum | Forecast
Statutory Information
Maximum dividend to parent under state regulatory requirements without permission from Kansas regulators	$ 58,378